Profit before Income Tax	12 Months Ended
Dec. 31, 2017
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Profit before Income Tax
27	PROFIT BEFORE INCOME TAX

Profit before income tax is stated after charging/(crediting) the following:

	For the year ended 31 December
	2017 RMB million	2016 RMB million	2015 RMB million
Employee salaries and welfare costs	18,741	15,955	13,045
Housing benefits	933	838	824
Contribution to the defined contribution pension plan	2,357	1,798	1,678
Depreciation and amortisation	2,240	2,083	2,036
Foreign exchange (gains)/losses	(52)	(582)	(812)
Remuneration in respect of audit services provided by auditors	59	58	60